Reserves - Schedule of Reserves (Details) - Other reserves [member] - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reserves [Line Items]
Share Option Reserve	$ 21,208,868	$ 2,682,413
Performance Rights Reserve	25,149,099	155,792
Total share based payment reserve	46,357,967	2,838,205
Other reserves	(868,134)	(844,198)	$ (720,019)	$ 53,875
Total reserves	$ 45,489,833	$ 1,994,007